Long-term investments, net - Summary of the condensed financial information of the Group's equity investment under equity method (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Net income (loss)	¥ (49,334,578)	$ (7,741,671)	¥ (10,607,538)	¥ (9,733,041)
Current assets	68,765,864		68,630,657		$ 10,790,865
Non-current assets	84,232,271		78,634,738		13,217,881
Current liabilities	24,422,785		26,359,665		3,832,468
Non-current liabilities	3,128,600		3,756,133		490,945
Convertible redeemable preferred shares and noncontrolling interests	¥ 13,327,246		193,284,095		$ 2,091,336
Various equity method investees | Minimum
Schedule of Equity Method Investments [Line Items]
Shareholding interests	3.00%				3.00%
Various equity method investees | Maximum
Schedule of Equity Method Investments [Line Items]
Shareholding interests	5.00%				5.00%
Equity investments under equity method
Schedule of Equity Method Investments [Line Items]
Revenue	¥ 7,549,918		9,721,658	4,086,285
Gross profit (loss)	(4,257,022)		3,819,309	913,899
Income (loss) from operations	(16,489,595)		2,880,369	(1,718,998)
Net income (loss)	1,999,569		2,881,779	(1,622,043)
Current assets	54,810,598		14,591,256	9,930,387
Non-current assets	17,656,885		16,999,044	10,596,081
Current liabilities	31,611,814		2,158,751	2,736,257
Non-current liabilities	5,536,458		6,696,509	5,335,743
Convertible redeemable preferred shares and noncontrolling interests	¥ 7,160,924		¥ 2,703,764	¥ 1,536,299